NON-CONTROLLING INTEREST - Entity that has material NCI (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NON-CONTROLLING INTEREST
Non-current assets	€ 32,300	€ 32,416
Current assets	60,800	74,166
Non-current liabilities	53,127	37,081
Current liabilities	100,417	87,343
Revenue	60,836	90,246	€ 95,058
Income (loss) for the period	(84,104)	37,954	3,591
Other comprehensive income (loss)	358	(1,607)	(290)
Total comprehensive income/(loss)	(83,746)	36,346	3,301
Total comprehensive income allocated to NCI	65	677	€ 1,845
Accumulated NCI end of period	€ 668	€ 7,358
SCHMID Singapore Pte. Ltd.
NON-CONTROLLING INTEREST
NCI percentage	10.00%	10.00%	10.00%
Current assets	€ 2,791	€ 2,797	€ 1,651
Current liabilities		2,062	7,104
Current liabilities adjustment	(149)
Net assets	2,940	736	(5,453)
Net assets attributable to NCI	294	74	(545)
Income (loss) for the period	2,183	6,188	(7)
Total comprehensive income/(loss)	2,183	6,118	(7)
Total comprehensive income allocated to NCI	218	619	(1)
Accumulated NCI end of period	€ 295	€ 77	€ (543)
SCHMID Technology Guangdong Co., Ltd.
NON-CONTROLLING INTEREST
NCI percentage		24.10%	24.10%
Non-current assets		€ 5,118	€ 4,575
Current assets		42,569	46,040
Non-current liabilities		847	568
Current liabilities		22,288	26,244
Net assets		24,552	23,804
Net assets attributable to NCI		5,917	5,737
Revenue		27,750	38,753
Income (loss) for the period		2,298	6,068
Other comprehensive income (loss)		(1,550)	(639)
Total comprehensive income/(loss)		748	5,429
Total comprehensive income allocated to NCI		180	1,308
Accumulated NCI end of period		€ 6,487	€ 6,335
SCHMID Taiwan Ltd.
NON-CONTROLLING INTEREST
NCI percentage	13.95%	14.00%	14.00%
Non-current assets	€ 142	€ 185	€ 71
Current assets	3,524	11,827	12,704
Non-current liabilities	81	605	694
Current liabilities	374	5,182	5,203
Net assets	3,210	6,224	6,879
Net assets attributable to NCI	448	868	960
Revenue	2,260	1,672	12,873
Income (loss) for the period	(3,462)	(402)	4,152
Other comprehensive income (loss)		(252)	(303)
Total comprehensive income/(loss)	(3,462)	(654)	3,849
Total comprehensive income allocated to NCI	(483)	(91)	537
Accumulated NCI end of period	€ 298	€ 794	€ 889